Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Receivable [Line Items]
2013	$ 246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763
Total future minimum lease payments receivable	$ 853,374